As filed with the Securities and Exchange Commission on May 27, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2009

Date of reporting period:  March 31, 2009

Item 1. Schedules of Investments.

McCarthy Multi-Cap Stock Fund
Schedule of Investments
at March 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 89.35%
	Application Software - 2.80%
60,000	Autodesk, Inc.*	$1,008,600

	Communication Equipment - 3.13%
67,300	Cisco Systems, Inc.*	1,128,621

	Consumer Finance - 5.03%
133,100	American Express Co.	1,814,153

	Diversified Metals/Mining - 3.35%
21,400	Compass Minerals International, Inc.	1,206,318

	Drugstore Chains - 4.50%
59,000	CVS Caremark Corp.	1,621,910

	Electronic Equipment & Instruments - 0.68%
14,000	Avnet, Inc.*	245,140

	Financial Publishing & Services - 2.36%
17,000	FactSet Research Systems, Inc.	849,830

	Health Care Equipment & Supplies - 2.00%
21,700	Covidien Ltd.	721,308

	Health Care Providers & Services - 10.95%
28,000	Humana, Inc.*	730,240
33,980	UnitedHealth Group, Inc.	711,201
138,980	WellCare Health Plans, Inc.*	1,563,525
24,800	Wellpoint, Inc.*	941,656
		3,946,622

	Household & Personal Care Products - 3.27%
25,000	Procter & Gamble Co.	1,177,250

	IT Services - 2.55%
73,028	Western Union Co.	917,962

	Metals & Mining - 3.23%
30,500	Freeport-McMoRan Copper & Gold, Inc.	1,162,355

	Movies & Entertainment - 1.57%
25,600	International Speedway Corp. - Class A	564,736

	Oil & Gas Drilling - 3.27%
15,000	ENSCO International, Inc.	396,000
32,430	Noble Corp.	781,239
		1,177,239

	Oil & Gas Exploration & Production - 7.69%
9,010	Anadarko Petroleum Corp.	350,399
4,970	Apache Corp.	318,527
25,300	Chesapeake Energy Corp.	431,618
25,000	ConocoPhillips	979,000
15,516	Devon Energy Corp.	693,410
		2,772,954

	Oil & Gas Pipelines - 2.83%
25,000	Kinder Morgan Management, LLC*	1,019,000

	Oil & Gas Refining & Marketing - 3.14%
24,000	Frontier Oil Corp.	306,960
46,060	Valero Energy Corp.	824,474
		1,131,434

	Pharmaceuticals - 7.68%
41,000	Bristol-Myers Squibb Co.	898,720
22,946	Johnson & Johnson	1,206,960
49,300	Mylan, Inc.*	661,113
		2,766,793

	Property & Casualty Insurance - 2.94%
16,506	Argo Group International Holdings Ltd.*	497,326
200	Berkshire Hathaway Inc. - Class B*	564,000
		1,061,326

	Real Estate Management & Development - 0.97%
15,000	Jones Lang LaSalle, Inc.	348,900

	Reinsurers - 8.86%
11,400	Everest Re Group, Ltd.	807,120
70,500	Flagstone Reinsurance Holdings Ltd.	549,195
46,270	Montpelier Re Holdings Ltd.	599,659
25,000	RenaissanceRe Holdings Ltd.	1,236,000
		3,191,974

	Software - 4.04%
79,300	Microsoft Corp.	1,456,741

	Systems Software - 2.51%
50,000	Oracle Corp.*	903,500
	TOTAL COMMON STOCKS (Cost $40,967,705)	32,194,666

	PREFERRED STOCKS - 4.80%
	Pharmaceuticals - 4.80%
8,225	Schering-Plough Corp. (Cost $1,468,660)	1,731,363

	SHORT-TERM INVESTMENTS - 7.43%
2,675,491	Federated Cash Trust Treasury Money Market Fund (Cost $2,675,491)	2,675,491
	Total Investments in Securities (Cost $45,111,856) - 101.58%	36,601,520
	Liabilities in Excess of Other Assets - (1.58)%	(568,356)
	NET ASSETS - 100.00%	$36,033,164

* Non-income producing security.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows**:

Cost of investments	$45,111,856

Gross unrealized appreciation	$1,861,624
Gross unrealized depreciation	(10,371,960)
Net unrealized depreciation	$(8,510,336)

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

FAS 157 – Summary of Fair Value Exposure at March 31, 2009

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2009:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$36,601,520	$36,601,520	$—	$—
Total	$36,601,520	$36,601,520	$—	$—

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    5/18/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    5/18/2009

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    5/15/2009

* Print the name and title of each signing officer under his or her signature.